Income Taxes - Schedule of Deferred Tax Assets and Liabilities Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net operating loss carryforwards	$ 29,436	$ 9,483
Research and development credits		356
Share-based compensation	1,297	147
Amortization	19,451	2,156
Accruals	184	28
Other	1,946
Total deferred tax assets	52,314	12,170
Valuation allowance	(51,281)	(11,882)	$ (3,503)
Net deferred tax assets	1,033	288
Deferred tax liabilities
Depreciation	(991)	(328)
Other non-current liabilities (net deferred tax assets and liabilities)	$ 42
Other non-current liabilities (net deferred tax assets and liabilities)		$ (40)